High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.2%)
U.S. Government Securities (4.2%)
	United States Treasury Note/Bond	2.500%	5/15/24	4,675	4,589
	United States Treasury Note/Bond	3.000%	7/31/24	264	259
[1]	United States Treasury Note/Bond	3.875%	4/30/25	1,970	1,930
	United States Treasury Note/Bond	4.250%	5/31/25	148	146
	United States Treasury Note/Bond	2.875%	6/15/25	135	130
	United States Treasury Note/Bond	4.750%	7/31/25	309	307
[1,2]	United States Treasury Note/Bond	3.500%	9/15/25	1,228	1,192
	United States Treasury Note/Bond	4.500%	11/15/25	877	868
	United States Treasury Note/Bond	3.750%	4/15/26	9,031	8,782
	United States Treasury Note/Bond	3.625%	5/15/26	2	2
	United States Treasury Note/Bond	4.500%	7/15/26	147	146
	United States Treasury Note/Bond	4.375%	8/15/26	498	492
	United States Treasury Note/Bond	4.625%	9/15/26	251	250
[2]	United States Treasury Note/Bond	2.375%	5/15/27	504	465
	United States Treasury Note/Bond	3.125%	8/31/27	50	47
	United States Treasury Note/Bond	4.125%	10/31/27	159	156
	United States Treasury Note/Bond	3.875%	11/30/27	3,259	3,159
	United States Treasury Note/Bond	1.250%	4/30/28	353	304
	United States Treasury Note/Bond	3.500%	4/30/28	888	846
	United States Treasury Note/Bond	1.125%	8/31/28	315	267
	United States Treasury Note/Bond	2.375%	3/31/29	241	214
	United States Treasury Note/Bond	3.750%	6/30/30	1,694	1,608
	United States Treasury Note/Bond	4.000%	7/31/30	139	134
	United States Treasury Note/Bond	4.125%	8/31/30	367	356
	United States Treasury Note/Bond	3.875%	8/15/33	86	81
	United States Treasury Note/Bond	4.250%	5/15/39	1	1
	United States Treasury Note/Bond	4.500%	8/15/39	1,133	1,097
	United States Treasury Note/Bond	3.875%	5/15/43	623	542
	United States Treasury Note/Bond	3.000%	2/15/48	37	27
	United States Treasury Note/Bond	3.375%	11/15/48	751	589
	United States Treasury Note/Bond	3.000%	2/15/49	36	26
	United States Treasury Note/Bond	3.625%	5/15/53	20	16
Total U.S. Government and Agency Obligations (Cost $29,774)					29,028
Corporate Bonds (87.7%)
Communications (14.4%)
[3,4]	Altice France SA	2.125%	2/15/25	585	581
[3]	Altice France SA	8.125%	2/1/27	400	353
[3]	Altice France SA	5.500%	1/15/28	1,900	1,453
[3]	Altice France SA	5.125%	7/15/29	1,525	1,084
[3]	Altice France SA	5.500%	10/15/29	630	453
[3,4]	Banijay Entertainment SASU	7.000%	5/1/29	450	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Banijay Entertainment SASU	8.125%	5/1/29	900	894
	Belo Corp.	7.750%	6/1/27	940	936
	Belo Corp.	7.250%	9/15/27	307	299
[3]	Cable One Inc.	4.000%	11/15/30	97	74
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,398	1,350
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,055	983
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	225	204
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	800	718
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,200	1,117
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	450	378
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,665	3,006
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,535	2,019
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,305
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	4,006	3,144
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	555	425
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	800	590
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	910	902
[3]	CSC Holdings LLC	5.500%	4/15/27	630	540
[3]	CSC Holdings LLC	6.500%	2/1/29	350	290
[3]	CSC Holdings LLC	5.750%	1/15/30	80	45
[3]	CSC Holdings LLC	4.125%	12/1/30	3,221	2,280
[3]	CSC Holdings LLC	4.625%	12/1/30	120	64
[3]	CSC Holdings LLC	3.375%	2/15/31	1,560	1,067
[3]	CSC Holdings LLC	4.500%	11/15/31	2,815	1,992
[3]	CSC Holdings LLC	5.000%	11/15/31	600	322
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,130	999
	DISH DBS Corp.	5.875%	11/15/24	1,005	935
[3]	DISH DBS Corp.	5.250%	12/1/26	80	68
	DISH DBS Corp.	7.375%	7/1/28	1,675	1,058
[3]	DISH DBS Corp.	5.750%	12/1/28	1,075	826
[3]	DISH Network Corp.	11.750%	11/15/27	1,310	1,314
	Embarq Corp.	7.995%	6/1/36	350	197
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	441
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,840	3,282
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	380	293
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,280	935
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	40	38
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	835	784
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,175	1,826
[3]	Iliad Holding SASU	6.500%	10/15/26	655	615
[3]	Iliad Holding SASU	7.000%	10/15/28	1,025	932
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,478
	Lamar Media Corp.	4.875%	1/15/29	80	73
	Lamar Media Corp.	4.000%	2/15/30	1,995	1,691
	Lamar Media Corp.	3.625%	1/15/31	1,406	1,144
[3]	Level 3 Financing Inc.	3.400%	3/1/27	75	70
[3]	Level 3 Financing Inc.	3.625%	1/15/29	698	391
[3]	Level 3 Financing Inc.	3.875%	11/15/29	185	170
[3]	Level 3 Financing Inc.	10.500%	5/15/30	725	729
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,685	1,650
[3]	Match Group Holdings II LLC	4.625%	6/1/28	140	126
[3]	Match Group Holdings II LLC	4.125%	8/1/30	374	309
[3]	Match Group Holdings II LLC	3.625%	10/1/31	575	453
[3]	News Corp.	3.875%	5/15/29	960	825
[3]	Nexstar Media Inc.	4.750%	11/1/28	540	447
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	6.250%	6/15/25	310	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	720
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	785	622
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,372	1,866
	Paramount Global Inc.	6.250%	2/28/57	944	709
	Paramount Global Inc.	6.375%	3/30/62	885	695
[3]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,233
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,560	1,174
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	411	257
[3]	Scripps Escrow Inc.	5.875%	7/15/27	826	609
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	310	277
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	930
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	2,040	1,633
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	1,370	1,038
	Sprint LLC	7.125%	6/15/24	1,094	1,101
	TEGNA Inc.	4.625%	3/15/28	410	355
	TEGNA Inc.	5.000%	9/15/29	1,365	1,146
	Telecom Italia Capital SA	6.375%	11/15/33	326	283
	Telecom Italia Capital SA	6.000%	9/30/34	660	551
	Telecom Italia Capital SA	7.200%	7/18/36	195	173
	Telecom Italia Capital SA	7.721%	6/4/38	560	515
[3]	Telecom Italia SpA	5.303%	5/30/24	670	658
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	800	723
[3,4]	TMNL Holding BV	3.750%	1/15/29	915	829
[3]	Uber Technologies Inc.	7.500%	5/15/25	680	684
[3]	Uber Technologies Inc.	8.000%	11/1/26	300	304
[3]	Uber Technologies Inc.	7.500%	9/15/27	450	454
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	245
[3]	Uber Technologies Inc.	4.500%	8/15/29	1,600	1,433
[3]	Univision Communications Inc.	8.000%	8/15/28	290	280
[3]	Univision Communications Inc.	7.375%	6/30/30	10	9
[3]	UPC Broadband Finco BV	4.875%	7/15/31	2,160	1,748
[3]	UPC Holding BV	5.500%	1/15/28	2,630	2,332
[3]	Videotron Ltd.	5.375%	6/15/24	160	159
[5]	Videotron Ltd.	5.625%	6/15/25	275	199
[3]	Videotron Ltd.	5.125%	4/15/27	2,000	1,890
[3,5]	Videotron Ltd.	3.625%	6/15/28	2,690	1,718
[3]	Videotron Ltd.	3.625%	6/15/29	1,619	1,361
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,055	941
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,390	1,148
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	990	1,000
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	927
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,500
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,343
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	520	493
[3]	WMG Acquisition Corp.	3.875%	7/15/30	1,895	1,585
[3]	WMG Acquisition Corp.	3.000%	2/15/31	1,785	1,401
[3]	Zayo Group Holdings Inc.	4.000%	3/1/27	65	48
[3]	Ziggo BV	4.875%	1/15/30	2,189	1,785
					98,825
Consumer Discretionary (16.5%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,064
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,352
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	675	578
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,405	2,830
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,316	1,166
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,360	1,131
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	668
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	645	554
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	395
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	535
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	90
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	170	143
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	848
	Bath & Body Works Inc.	6.694%	1/15/27	429	416
	Bath & Body Works Inc.	5.250%	2/1/28	40	37
[3]	Bath & Body Works Inc.	6.625%	10/1/30	1,140	1,068
	Bath & Body Works Inc.	6.875%	11/1/35	150	134
	Bath & Body Works Inc.	6.750%	7/1/36	25	22
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	510	435
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	450	437
	Boyd Gaming Corp.	4.750%	12/1/27	3,510	3,228
[3]	Boyd Gaming Corp.	4.750%	6/15/31	265	225
[3]	Boyne USA Inc.	4.750%	5/15/29	240	210
[3]	Builders FirstSource Inc.	5.000%	3/1/30	150	134
[3]	Builders FirstSource Inc.	4.250%	2/1/32	825	677
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	3,367	3,324
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,094	2,104
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,425	1,208
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	3,065	2,981
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	1,218	1,214
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	320	309
[3]	Carnival Corp.	7.625%	3/1/26	450	438
[3]	Carnival Corp.	5.750%	3/1/27	1,021	924
[3]	Carnival Corp.	9.875%	8/1/27	325	339
[3]	Carnival Corp.	4.000%	8/1/28	2,920	2,527
[3]	Carnival Corp.	6.000%	5/1/29	4,115	3,514
[3]	Carnival Corp.	7.000%	8/15/29	320	316
[3]	Carnival Corp.	10.500%	6/1/30	1,245	1,282
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	360	386
[3]	CDI Escrow Issuer Inc.	5.750%	4/1/30	1,100	994
	Cedar Fair LP	5.250%	7/15/29	1,760	1,528
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	55	54
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	1,040	975
	Century Communities Inc.	6.750%	6/1/27	288	283
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	849
[3]	Churchill Downs Inc.	5.500%	4/1/27	90	85
[3]	Churchill Downs Inc.	4.750%	1/15/28	310	280
[3]	Churchill Downs Inc.	6.750%	5/1/31	140	132
[3]	Cinemark USA Inc.	8.750%	5/1/25	45	45
[3]	Cinemark USA Inc.	5.875%	3/15/26	330	318
[3]	Cinemark USA Inc.	5.250%	7/15/28	815	724
[3,4]	Cirsa Finance International Sarl	4.500%	3/15/27	240	233
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	535
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	929	925
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	852	832
	Dana Inc.	5.625%	6/15/28	100	91
	Dana Inc.	4.500%	2/15/32	85	66
	Ford Motor Co.	9.625%	4/22/30	60	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Co.	3.250%	2/12/32	3,550	2,730
	Ford Motor Co.	4.750%	1/15/43	700	511
	Ford Motor Co.	5.291%	12/8/46	200	152
	Ford Motor Credit Co. LLC	3.370%	11/17/23	1,445	1,438
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	360
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	436
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	189
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	399
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,580	2,297
	Ford Motor Credit Co. LLC	4.950%	5/28/27	435	408
	Ford Motor Credit Co. LLC	3.815%	11/2/27	342	305
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,435	1,433
	Ford Motor Credit Co. LLC	7.350%	3/6/30	270	273
	Ford Motor Credit Co. LLC	7.200%	6/10/30	530	533
[3]	Gap Inc.	3.625%	10/1/29	745	552
[3]	Gap Inc.	3.875%	10/1/31	570	400
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	140	142
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	680	587
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	685	562
	Griffon Corp.	5.750%	3/1/28	300	272
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,974	2,732
[3]	Hanesbrands Inc.	9.000%	2/15/31	605	576
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	245
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	410
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	55	46
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	445	359
	KB Home	4.800%	11/15/29	405	358
	KB Home	7.250%	7/15/30	225	221
	KB Home	4.000%	6/15/31	1,175	954
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,068
[3]	Light & Wonder International Inc.	7.000%	5/15/28	630	619
[3]	Lithia Motors Inc.	4.625%	12/15/27	1,995	1,820
[3]	Lithia Motors Inc.	3.875%	6/1/29	465	392
[3]	Lithia Motors Inc.	4.375%	1/15/31	400	331
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	435	427
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	415	367
[3]	Masonite International Corp.	5.375%	2/1/28	265	247
[3]	Mattel Inc.	3.375%	4/1/26	825	764
[3]	Mattel Inc.	5.875%	12/15/27	229	222
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	569
[3]	Melco Resorts Finance Ltd.	5.250%	4/26/26	200	185
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/29	725	597
[3]	Meritage Homes Corp.	3.875%	4/15/29	330	284
	MGM Resorts International	6.750%	5/1/25	150	149
	MGM Resorts International	5.750%	6/15/25	1,695	1,656
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,325	1,058
[3]	Michaels Cos. Inc.	7.875%	5/1/29	663	435
[3]	NCL Corp Ltd.	8.375%	2/1/28	1,505	1,527
[3]	NCL Corp. Ltd.	7.750%	2/15/29	545	506
	Newell Brands Inc.	5.200%	4/1/26	177	167
	Newell Brands Inc.	6.375%	9/15/27	986	940
	Newell Brands Inc.	6.625%	9/15/29	194	185
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/30	180	156
[3]	Ontario Gaming GTA LP	8.000%	8/1/30	275	274
[3]	Openlane Inc.	5.125%	6/1/25	245	237
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,775	1,556
[3]	PetSmart Inc. / PetSmart Finance Corp.	7.750%	2/15/29	275	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	270
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,142
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,345	1,243
[3]	Royal Caribbean Cruises Ltd.	11.625%	8/15/27	835	906
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	940	862
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	1,716	1,777
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	155	163
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	138	137
	Sands China Ltd.	5.375%	8/8/25	600	581
	Sands China Ltd.	5.650%	8/8/28	1,265	1,190
	Sands China Ltd.	4.875%	6/18/30	400	345
	Sands China Ltd.	3.500%	8/8/31	1,005	792
	Service Corp. International	4.625%	12/15/27	370	343
	Service Corp. International	5.125%	6/1/29	2,105	1,950
	Service Corp. International	3.375%	8/15/30	705	568
	Service Corp. International	4.000%	5/15/31	1,790	1,473
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,028	934
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	450	429
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	603
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	589	454
	Under Armour Inc.	3.250%	6/15/26	1,410	1,264
[3]	Viking Cruises Ltd.	9.125%	7/15/31	735	736
[3]	William Carter Co.	5.625%	3/15/27	404	389
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	851	835
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,510	1,404
[3]	Wynn Macau Ltd.	5.500%	1/15/26	650	606
[3]	Wynn Macau Ltd.	5.500%	10/1/27	400	356
[3]	Wynn Macau Ltd.	5.625%	8/26/28	160	139
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,440	1,178
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	78	68
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,175	1,116
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,095	983
	Yum! Brands Inc.	3.625%	3/15/31	1,715	1,412
	Yum! Brands Inc.	4.625%	1/31/32	460	399
					113,691
Consumer Staples (3.2%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	336
	B&G Foods Inc.	5.250%	9/15/27	2,470	2,068
[3]	B&G Foods Inc.	8.000%	9/15/28	855	856
[3]	Coty Inc.	5.000%	4/15/26	75	72
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	760	743
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	404
[3]	Darling Ingredients Inc.	5.250%	4/15/27	855	815
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	166
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,530	3,057
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	464
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	166
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	170	145
[3]	Performance Food Group Inc.	6.875%	5/1/25	305	305
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,360	3,178
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,675	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Post Holdings Inc.	5.750%	3/1/27	314	302
[3]	Post Holdings Inc.	5.625%	1/15/28	2,245	2,125
[3]	Post Holdings Inc.	5.500%	12/15/29	1,535	1,391
[3]	Post Holdings Inc.	4.625%	4/15/30	1,854	1,588
[3]	Post Holdings Inc.	4.500%	9/15/31	1,220	1,016
[3]	United Natural Foods Inc.	6.750%	10/15/28	600	458
[3]	US Foods Inc.	6.875%	9/15/28	70	70
[3]	US Foods Inc.	4.625%	6/1/30	563	489
[3]	US Foods Inc.	7.250%	1/15/32	580	579
					22,240
Energy (10.6%)
	Apache Corp.	4.875%	11/15/27	1,550	1,445
	Apache Corp.	4.375%	10/15/28	55	50
	Apache Corp.	4.250%	1/15/30	475	421
	Apache Corp.	5.250%	2/1/42	271	212
	Apache Corp.	5.350%	7/1/49	197	152
[3]	Baytex Energy Corp.	8.500%	4/30/30	270	273
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	260	261
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	465
	Buckeye Partners LP	4.350%	10/15/24	150	145
[3]	Buckeye Partners LP	4.125%	3/1/25	1,781	1,694
	Buckeye Partners LP	3.950%	12/1/26	288	259
	Buckeye Partners LP	4.125%	12/1/27	715	630
[3]	Buckeye Partners LP	4.500%	3/1/28	2,734	2,412
	Cheniere Energy Partners LP	4.500%	10/1/29	151	137
	Cheniere Energy Partners LP	4.000%	3/1/31	125	106
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	355	334
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	735	720
[3]	Civitas Resources Inc.	8.750%	7/1/31	750	768
[3]	CNX Resources Corp.	6.000%	1/15/29	175	163
[3]	CNX Resources Corp.	7.375%	1/15/31	560	549
	Continental Resources Inc.	4.375%	1/15/28	628	582
[3]	Continental Resources Inc.	5.750%	1/15/31	385	361
	Continental Resources Inc.	4.900%	6/1/44	1,555	1,142
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	510	502
[3]	Diamond Foreign Asset Co./Diamond Finance LLC	8.500%	10/1/30	385	385
[3]	DT Midstream Inc.	4.125%	6/15/29	2,885	2,495
[3]	DT Midstream Inc.	4.375%	6/15/31	3,636	3,058
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	910	931
[3]	Earthstone Energy Holdings LLC	9.875%	7/15/31	450	491
[3]	Enerflex Ltd.	9.000%	10/15/27	1,090	1,077
[3]	EnLink Midstream LLC	5.625%	1/15/28	720	681
	EnLink Midstream LLC	5.375%	6/1/29	720	667
[3]	EnLink Midstream LLC	6.500%	9/1/30	875	849
	EnLink Midstream Partners LP	4.150%	6/1/25	750	716
	EnLink Midstream Partners LP	4.850%	7/15/26	841	793
	EnLink Midstream Partners LP	5.600%	4/1/44	25	21
	EnLink Midstream Partners LP	5.050%	4/1/45	1,120	852
	EnLink Midstream Partners LP	5.450%	6/1/47	663	512
	EQM Midstream Partners LP	4.000%	8/1/24	233	227
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,695	1,668
	EQM Midstream Partners LP	4.125%	12/1/26	100	92
[3]	EQM Midstream Partners LP	7.500%	6/1/27	95	95
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,671
	EQM Midstream Partners LP	5.500%	7/15/28	916	859
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	824
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,195
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	111	109
[3]	Hess Midstream Operations LP	4.250%	2/15/30	55	47
[3]	Matador Resources Co.	6.875%	4/15/28	1,150	1,127
[3]	Noble Finance II LLC	8.000%	4/15/30	2,123	2,148
	Occidental Petroleum Corp.	5.550%	3/15/26	210	207
	Occidental Petroleum Corp.	3.400%	4/15/26	215	201
	Occidental Petroleum Corp.	3.200%	8/15/26	100	92
	Occidental Petroleum Corp.	3.000%	2/15/27	250	225
	Occidental Petroleum Corp.	6.375%	9/1/28	140	141
	Occidental Petroleum Corp.	6.625%	9/1/30	228	231
	Occidental Petroleum Corp.	6.125%	1/1/31	403	397
	Ovintiv Inc.	7.200%	11/1/31	90	92
	Ovintiv Inc.	7.375%	11/1/31	869	911
	Ovintiv Inc.	6.500%	8/15/34	247	243
	Ovintiv Inc.	6.500%	2/1/38	440	421
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	77
[3]	Permian Resources Operating LLC	7.750%	2/15/26	65	65
[3]	Permian Resources Operating LLC	6.875%	4/1/27	530	523
[3]	Permian Resources Operating LLC	5.875%	7/1/29	1,881	1,771
[3]	Permian Resources Operating LLC	7.000%	1/15/32	490	483
	Range Resources Corp.	8.250%	1/15/29	400	411
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,562
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	67
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	65
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	118
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	145	147
	SM Energy Co.	6.750%	9/15/26	686	674
	SM Energy Co.	6.625%	1/15/27	30	29
	SM Energy Co.	6.500%	7/15/28	409	393
	Southwestern Energy Co.	5.375%	2/1/29	667	614
	Southwestern Energy Co.	5.375%	3/15/30	2,143	1,955
	Southwestern Energy Co.	4.750%	2/1/32	1,170	1,004
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,930	1,869
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	407
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	295	291
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	855	750
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,212
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	725	726
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	740	660
[3]	Transocean Inc.	11.500%	1/30/27	80	84
[3]	Transocean Inc.	8.750%	2/15/30	2,465	2,520
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	340	346
[3]	Valaris Ltd.	8.375%	4/30/30	1,225	1,226
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,363
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	955	911
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,900	1,559
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	1,185	920
[3]	Venture Global LNG Inc.	8.125%	6/1/28	295	292
[3]	Venture Global LNG Inc.	8.375%	6/1/31	1,640	1,617
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,700	1,711
	Western Midstream Operating LP	3.100%	2/1/25	55	53
	Western Midstream Operating LP	4.650%	7/1/26	678	651
	Western Midstream Operating LP	4.500%	3/1/28	50	46
	Western Midstream Operating LP	4.050%	2/1/30	45	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.450%	4/1/44	370	298
	Western Midstream Operating LP	5.300%	3/1/48	617	482
	Western Midstream Operating LP	5.250%	2/1/50	254	196
					72,602
Financials (6.1%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,600	2,179
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	425	358
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,710	3,632
	Aircastle Ltd.	4.125%	5/1/24	1,210	1,190
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co.	6.750%	4/15/28	1,175	1,133
[3]	AmWINS Group Inc.	4.875%	6/30/29	139	122
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,615
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	395	345
[3]	Enact Holdings Inc.	6.500%	8/15/25	1,390	1,370
[3]	FirstCash Inc.	4.625%	9/1/28	640	567
[3]	FirstCash Inc.	5.625%	1/1/30	405	364
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	900	914
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	900	915
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	446
[3]	GGAM Finance Ltd.	8.000%	6/15/28	700	700
[3]	goeasy Ltd.	4.375%	5/1/26	896	820
[3]	HUB International Ltd.	7.000%	5/1/26	175	175
[3]	HUB International Ltd.	5.625%	12/1/29	735	640
[3]	HUB International Ltd.	7.250%	6/15/30	2,225	2,214
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	550	537
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,810	1,727
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	350
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	755	611
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	526
	MGIC Investment Corp.	5.250%	8/15/28	635	591
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	750	662
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,474	2,016
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	925	767
	Navient Corp.	6.750%	6/15/26	15	14
	Navient Corp.	4.875%	3/15/28	248	211
	Navient Corp.	5.500%	3/15/29	1,410	1,185
	Navient Corp.	9.375%	7/25/30	255	251
	Navient Corp.	5.625%	8/1/33	181	132
	OneMain Finance Corp.	8.250%	10/1/23	380	380
	OneMain Finance Corp.	6.125%	3/15/24	409	407
	OneMain Finance Corp.	7.125%	3/15/26	2,461	2,406
	OneMain Finance Corp.	3.500%	1/15/27	1,340	1,147
	OneMain Finance Corp.	3.875%	9/15/28	985	791
	OneMain Finance Corp.	9.000%	1/15/29	873	870
	OneMain Finance Corp.	4.000%	9/15/30	965	725
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	155	154
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	994
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,065	861
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	114
	Radian Group Inc.	4.500%	10/1/24	1,710	1,662
	Radian Group Inc.	6.625%	3/15/25	175	174
	Radian Group Inc.	4.875%	3/15/27	175	164
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	130	107
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	320	255
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	25	19
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	375	357
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	780	706
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	160	135
					41,861
Health Care (8.2%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	625	583
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	742
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	2,106	2,123
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,860	1,696
[3]	Avantor Funding Inc.	3.875%	11/1/29	345	295
[3]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	1,725	1,729
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	525	466
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	580
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,156
[4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	662
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	360	295
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	1,030	848
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	950	853
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	390	335
[3]	Charles River Laboratories International Inc.	4.000%	3/15/31	590	499
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	270	257
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,545	2,180
[3]	CHS/Community Health Systems Inc.	8.000%	12/15/27	75	69
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	470	381
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	840	640
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	305	216
[3]	DaVita Inc.	3.750%	2/15/31	850	647
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	465	454
[3,4]	Grifols SA	2.250%	11/15/27	1,325	1,230
[3]	Grifols SA	4.750%	10/15/28	290	248
	HCA Inc.	7.690%	6/15/25	80	82
	HCA Inc.	5.875%	2/15/26	280	279
	HCA Inc.	5.875%	2/1/29	275	270
	HCA Inc.	3.500%	9/1/30	325	275
[3]	Hologic Inc.	3.250%	2/15/29	1,575	1,331
[3]	IQVIA Inc.	5.000%	5/15/27	3,853	3,631
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	1,107
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,855	1,740
[3]	IQVIA Inc.	6.500%	5/15/30	845	830
[3]	Jazz Securities DAC	4.375%	1/15/29	750	656
[3]	LifePoint Health Inc.	11.000%	10/15/30	275	275
[3]	Medline Borrower LP	3.875%	4/1/29	4,875	4,119
[3]	Medline Borrower LP	5.250%	10/1/29	2,389	2,065
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	3,080	2,680
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,955	1,568
[3]	Owens & Minor Inc.	4.500%	3/31/29	455	374
[3]	Owens & Minor Inc.	6.625%	4/1/30	1,641	1,457
[3]	Prestige Brands Inc.	5.125%	1/15/28	550	512
[3]	Prestige Brands Inc.	3.750%	4/1/31	200	161
[3]	Star Parent Inc.	9.000%	10/1/30	420	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Teleflex Inc.	4.250%	6/1/28	1,741	1,558
	Tenet Healthcare Corp.	4.875%	1/1/26	495	475
	Tenet Healthcare Corp.	5.125%	11/1/27	245	228
	Tenet Healthcare Corp.	4.625%	6/15/28	1,030	928
	Tenet Healthcare Corp.	6.125%	10/1/28	1,045	981
	Tenet Healthcare Corp.	4.250%	6/1/29	495	426
	Tenet Healthcare Corp.	4.375%	1/15/30	720	620
	Tenet Healthcare Corp.	6.125%	6/15/30	1,445	1,357
[3]	Tenet Healthcare Corp.	6.750%	5/15/31	1,790	1,728
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,740	1,551
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	183
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	1,325	1,301
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	585	530
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	395	401
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	665	686
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	189	119
					56,092
Industrials (9.0%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,344
[3]	Allison Transmission Inc.	5.875%	6/1/29	60	57
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	32
[3]	American Airlines Inc.	7.250%	2/15/28	286	273
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	715	699
[3,7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	849	789
[3]	Aramark Services Inc.	5.000%	4/1/25	1,872	1,841
[3]	Aramark Services Inc.	6.375%	5/1/25	1,344	1,365
[3]	Aramark Services Inc.	5.000%	2/1/28	1,390	1,284
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	937
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,340	1,170
[3]	Chart Industries Inc.	7.500%	1/1/30	170	171
[3]	Chart Industries Inc.	9.500%	1/1/31	235	250
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,363
[3]	Clean Harbors Inc.	5.125%	7/15/29	768	706
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	706
[3]	Covanta Holding Corp.	4.875%	12/1/29	1,130	927
	Delta Air Lines Inc.	3.750%	10/28/29	205	176
[3]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	3,665	3,537
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,447	2,069
[3]	Garda World Security Corp.	7.750%	2/15/28	100	98
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	641	625
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	2,510	2,259
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,586	4,335
[4]	Loxam SAS	2.875%	4/15/26	655	638
[4]	Loxam SAS	3.750%	7/15/26	400	395
[3]	Moog Inc.	4.250%	12/15/27	150	135
[3]	Mueller Water Products Inc.	4.000%	6/15/29	175	153
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	805	824
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	795	723
[3]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	150	150
[3]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	145	147
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	251
[3]	Rolls-Royce plc	3.625%	10/14/25	810	765
[3]	Rolls-Royce plc	5.750%	10/15/27	1,120	1,079
[3]	Sensata Technologies BV	5.625%	11/1/24	425	420
[3]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,575
[3]	Sensata Technologies Inc.	4.375%	2/15/30	400	345
[3]	Sensata Technologies Inc.	3.750%	2/15/31	1,142	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Spirit AeroSystems Inc.	7.500%	4/15/25	849	834
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	61
	Spirit AeroSystems Inc.	4.600%	6/15/28	267	208
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,801	1,833
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	600	573
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	929
[3]	TopBuild Corp.	3.625%	3/15/29	60	51
[3]	TopBuild Corp.	4.125%	2/15/32	275	224
[3]	TransDigm Inc.	6.250%	3/15/26	2,150	2,121
	TransDigm Inc.	5.500%	11/15/27	425	399
[3]	TransDigm Inc.	6.750%	8/15/28	3,065	3,021
	TransDigm Inc.	4.625%	1/15/29	2,764	2,411
	TransDigm Inc.	4.875%	5/1/29	701	616
[3]	TransDigm Inc.	6.875%	12/15/30	1,240	1,215
[3]	Triumph Group Inc.	9.000%	3/15/28	621	614
[7]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	505	500
[3]	United Airlines Inc.	4.375%	4/15/26	1,150	1,064
[3]	United Airlines Inc.	4.625%	4/15/29	1,455	1,252
	United Rentals North America Inc.	5.500%	5/15/27	638	620
	United Rentals North America Inc.	4.875%	1/15/28	1,834	1,717
	United Rentals North America Inc.	5.250%	1/15/30	440	406
	United Rentals North America Inc.	4.000%	7/15/30	2,345	2,000
	United Rentals North America Inc.	3.875%	2/15/31	1,156	962
	United Rentals North America Inc.	3.750%	1/15/32	1,175	948
[3]	WESCO Distribution Inc.	7.125%	6/15/25	535	536
[3]	WESCO Distribution Inc.	7.250%	6/15/28	25	25
[3]	Williams Scotsman Inc.	7.375%	10/1/31	615	612
[3]	Williams Scotsman International Inc.	4.625%	8/15/28	330	295
					61,583
Materials (8.9%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	164
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	466
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	763
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	710	555
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	200	195
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,190	1,087
[3,6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	154
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,590	1,326
[3]	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	250	208
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	665	662
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	95	68
	ATI Inc.	7.250%	8/15/30	920	914
[3]	Avient Corp.	7.125%	8/1/30	1,663	1,634
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,840	1,529
	Ball Corp.	5.250%	7/1/25	380	372
	Ball Corp.	4.875%	3/15/26	1,375	1,320
[4]	Ball Corp.	1.500%	3/15/27	1,295	1,234
	Ball Corp.	6.875%	3/15/28	880	883
	Ball Corp.	6.000%	6/15/29	975	948
	Ball Corp.	2.875%	8/15/30	360	285
	Ball Corp.	3.125%	9/15/31	425	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Berry Global Inc.	4.500%	2/15/26	1,478	1,401
[3]	Berry Global Inc.	4.875%	7/15/26	1,270	1,215
[3]	Berry Global Inc.	5.625%	7/15/27	235	227
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	217
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	285	233
	Celanese US Holdings LLC	6.350%	11/15/28	450	444
	Celanese US Holdings LLC	6.550%	11/15/30	450	440
	Celanese US Holdings LLC	6.700%	11/15/33	450	438
	Chemours Co.	5.375%	5/15/27	150	138
[3]	Chemours Co.	5.750%	11/15/28	485	421
[3]	Chemours Co.	4.625%	11/15/29	2,349	1,891
[3]	Cleveland-Cliffs Inc.	6.750%	3/15/26	687	686
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	770	715
	Commercial Metals Co.	4.125%	1/15/30	225	196
	Commercial Metals Co.	3.875%	2/15/31	95	79
	Commercial Metals Co.	4.375%	3/15/32	605	507
[3]	Constellium SE	5.875%	2/15/26	447	436
[3]	Constellium SE	5.625%	6/15/28	790	744
[3]	Constellium SE	3.750%	4/15/29	980	821
	Crown Americas LLC	5.250%	4/1/30	405	374
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,578
[3,4]	Crown European Holdings SA	2.875%	2/1/26	755	761
[3]	Element Solutions Inc.	3.875%	9/1/28	1,286	1,110
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	745	681
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,350	1,105
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	489
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,022
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	193
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,890	1,668
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	266
[3]	Graphic Packaging International LLC	3.750%	2/1/30	435	363
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	878
[3]	Ingevity Corp.	3.875%	11/1/28	60	49
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	280	245
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	526	414
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	759	658
[3]	Novelis Corp.	3.250%	11/15/26	1,200	1,071
[3]	Novelis Corp.	4.750%	1/30/30	1,644	1,424
[3]	Novelis Corp.	3.875%	8/15/31	1,343	1,071
[3]	OCI NV	4.625%	10/15/25	555	528
	Olin Corp.	5.125%	9/15/27	175	164
[3]	Olympus Water US Holding Corp.	7.125%	10/1/27	300	279
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	834	680
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,230	1,228
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	272
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,241
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	705	689
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	645	631
[3]	Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	466
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	117
[3]	Sealed Air Corp.	4.000%	12/1/27	275	245
[3]	Sealed Air Corp.	6.125%	2/1/28	395	382
[3]	Sealed Air Corp.	5.000%	4/15/29	335	302
[3]	Sealed Air Corp.	6.875%	7/15/33	55	53
	Silgan Holdings Inc.	4.125%	2/1/28	620	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,183
[3]	SNF Group SACA	3.125%	3/15/27	430	379
[3]	SNF Group SACA	3.375%	3/15/30	160	129
[3]	Standard Industries Inc.	5.000%	2/15/27	425	395
[3]	Standard Industries Inc.	4.750%	1/15/28	1,310	1,182
[3]	Standard Industries Inc.	4.375%	7/15/30	1,594	1,320
[3]	Standard Industries Inc.	3.375%	1/15/31	2,105	1,626
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	975
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	468
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,155	1,079
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	50	46
[3]	Tronox Inc.	4.625%	3/15/29	1,365	1,100
[3]	Windsor Holdings III LLC	8.500%	6/15/30	900	889
[3]	WR Grace Holdings LLC	5.625%	8/15/29	490	395
[3]	WR Grace Holdings LLC	7.375%	3/1/31	255	246
					61,013
Real Estate (1.5%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	656
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	175	172
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	987
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	14
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	118
[3]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,053
[3]	Iron Mountain Inc.	4.875%	9/15/29	1,659	1,456
[3]	Iron Mountain Inc.	5.250%	7/15/30	1,010	880
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	249
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	228
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	11
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	95	74
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	865	613
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	287
	SBA Communications Corp.	3.875%	2/15/27	385	353
	SBA Communications Corp.	3.125%	2/1/29	450	375
[3]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	50	50
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,880	1,751
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	283	258
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	495	439
					10,024
Technology (7.1%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	1,569	1,413
	Block Inc.	2.750%	6/1/26	1,250	1,123
	Block Inc.	3.500%	6/1/31	610	479
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	62	61
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	815	786
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	595	543
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	440	440
[3]	Cloud Software Group Inc.	6.500%	3/31/29	380	334
[3]	Cloud Software Grp Inc.	9.000%	9/30/29	295	257
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,540
[3]	CommScope Inc.	8.250%	3/1/27	40	26
[3]	CommScope Inc.	7.125%	7/1/28	610	366
[3]	CommScope Technologies LLC	6.000%	6/15/25	185	176
[3]	CommScope Technologies LLC	5.000%	3/15/27	210	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Entegris Escrow Corp.	4.750%	4/15/29	1,120	1,006
[3]	Entegris Escrow Corp.	5.950%	6/15/30	400	370
[3]	Entegris Inc.	4.375%	4/15/28	1,985	1,776
[3]	Entegris Inc.	3.625%	5/1/29	840	711
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	882
[3]	Gartner Inc.	3.625%	6/15/29	285	244
[3]	Gartner Inc.	3.750%	10/1/30	1,360	1,140
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	2,961
[3]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	1,675	1,677
[3]	Imola Merger Corp.	4.750%	5/15/29	6,965	6,097
[3]	McAfee Corp.	7.375%	2/15/30	2,145	1,797
[3]	Minerva Merger Sub Inc.	6.500%	2/15/30	2,568	2,145
[3]	MSCI Inc.	4.000%	11/15/29	880	773
[3]	MSCI Inc.	3.625%	11/1/31	10	8
[3]	NCR Atleos Escrow Corp.	9.500%	4/1/29	1,030	996
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,294
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,478
	Nokia OYJ	6.625%	5/15/39	710	633
[3]	Open Text Corp.	3.875%	2/15/28	1,878	1,640
[3]	Open Text Corp.	3.875%	12/1/29	1,300	1,067
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,825	1,528
[3]	Open Text Holdings Inc.	4.125%	12/1/31	840	670
[3]	Presidio Holdings Inc.	4.875%	2/1/27	2,437	2,252
[3]	Presidio Holdings Inc.	8.250%	2/1/28	300	287
[3]	PTC Inc.	3.625%	2/15/25	435	418
[3]	PTC Inc.	4.000%	2/15/28	385	345
[3]	Seagate HDD Cayman	8.250%	12/15/29	160	164
[3]	Seagate HDD Cayman	8.500%	7/15/31	345	354
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,425	4,170
	Western Digital Corp.	4.750%	2/15/26	404	385
[3]	Xerox Holdings Corp.	5.000%	8/15/25	105	100
[3]	Xerox Holdings Corp.	5.500%	8/15/28	1,135	953
					48,986
Utilities (2.2%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	745	723
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	2,665	2,560
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	1,220	1,236
[3]	Calpine Corp.	4.500%	2/15/28	400	361
[3]	Calpine Corp.	5.125%	3/15/28	530	472
[3]	Calpine Corp.	4.625%	2/1/29	335	281
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	571	511
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	2,905	2,291
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	450	343
	FirstEnergy Corp.	1.600%	1/15/26	30	27
	FirstEnergy Corp.	4.150%	7/15/27	455	423
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	962
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	99
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	2,750
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	1,000	906
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	346
	TransAlta Corp.	7.750%	11/15/29	75	76
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	150	142
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	850	731
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	190	187
					15,427
Total Corporate Bonds (Cost $654,270)					602,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (3.0%)
[8]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	1,255	1,292
[8]	Arsenal AIC Parent LLC Term Loan, TSFR3M + 4.500%	9.879%	8/18/30	260	259
[8]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.666%	8/19/28	194	189
[8]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.568%	2/15/29	562	551
[8]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.160%	4/18/29	150	150
[8]	Bombardier Recreational Products Inc. Term Loan B, TSFR1M + 3.500%	8.818%	12/13/29	283	283
[8]	Brown Group Holding, LLC Term Loan B, TSFR1M + 2.750%	8.068%	6/7/28	493	488
[8]	Chemours Co. Term Loan B, TSFR1M + 2.500%	7.818%	8/18/28	554	550
[8]	Clarios Global LP Incremental Term Loan, TSFR1M + 3.750%	9.066%	5/6/30	851	848
[8]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.990%	3/30/29	976	937
[8]	CommScope Inc. Term Loan B, TSFR1M + 3.250%	8.568%	4/6/26	353	321
[8]	Cushman & Wakefield U.S. Borrower LLC Term Loan B, TSFR1M + 4.000%	9.316%	1/31/30	420	416
[8]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.431%	8/2/27	250	244
[8]	Dun & Bradstreet Corporation. Term Loan B, TSFR1M + 2.750%	8.167%	2/6/26	1,433	1,430
[8]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.400%	7/21/28	650	632
[8]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.652%	7/21/28	256	249
[8,9]	GTCR W Merger Sub LLC	—%	9/20/30	545	544
[8]	HUB International Ltd. Term Loan B, TSFR3M + 4.250%	9.584%	6/20/30	939	941
[8]	IRB Holding Corp. Term Loan B, TSFR1M + 3.000%	8.316%	12/15/27	1,233	1,227
[8]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.180%	3/1/29	842	820
[8]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.681%	10/23/28	1,970	1,964
[8]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.798%	6/21/27	907	942
[8]	NCR Atleos LLC Term Loan, TSFR1M + 4.750%	10.167%	3/22/29	400	385
[8]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 3.000%	8.367%	8/16/30	710	707
[8]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.166%	2/1/28	387	386
[8]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	569	568
[8]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.076%	10/20/27	1,241	1,287
[8]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	7.181%	4/16/25	928	928
[8]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.386%	9/27/30	165	161
[8]	Trans Union LLC Term Loan B-6, TSFR1M + 2.250%	7.681%	12/1/28	274	273
[8]	TransDigm Inc. Term Loan I, TSFR3M + 3.250%	8.489%	8/24/28	170	170
[8]	Zayo Group Holdings Inc. Term Loan, TSFR1M + 3.000%	8.431%	3/9/27	140	114
Total Floating Rate Loan Interests (Cost $20,157)					20,256

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.0%)
Money Market Fund (0.5%)
[10]	Vanguard Market Liquidity Fund	5.391%		35,382	3,538
			Maturity Date	Face Amount ($000)
Repurchase Agreement (2.2%)
	Bank of America Securities, LLC (Dated 9/29/23, Repurchase Value $14,907,000, collateralized by United States Treasury Note/Bond 3.875%, 3/31/25, with a value of $15,198,000)	5.300%	10/2/23	14,900	14,900
U.S. Government and Agency Obligations (1.3%)
[1]	United States Treasury Bill	5.052%	10/26/23	4,450	4,434
	United States Treasury Bill	5.435%	1/11/24	4,550	4,482
					8,916
Total Temporary Cash Investments (Cost $27,355)					27,354
Total Investments (98.9%) (Cost $731,556)					678,982
Other Assets and Liabilities—Net (1.1%)					7,641
Net Assets (100%)					686,623
Cost is in $000.
1	Securities with a value of $1,748,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $145,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $457,628,000, representing 66.6% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Represents an unsettled loan as of September 30, 2023. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	49	9,933	(30)
5-Year U.S. Treasury Note	December 2023	46	4,847	(19)
10-Year U.S. Treasury Note	December 2023	3	324	(3)
Ultra 10-Year U.S. Treasury Note	December 2023	17	1,897	(52)
Ultra Long U.S. Treasury Bond	December 2023	2	237	(18)
				(122)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(1)	(203)	—
10-Year U.S. Treasury Note	December 2023	(70)	(7,564)	132
Long U.S. Treasury Bond	December 2023	(1)	(114)	6
Ultra Long U.S. Treasury Bond	December 2023	(5)	(593)	48
				186
				64

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	10/31/23	USD	2,193	CAD	2,951	19	—
UBS AG	10/31/23	USD	20,842	EUR	19,587	108	—
Barclays Bank plc	10/31/23	USD	1,329	GBP	1,087	3	—
						130	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S40-V1	6/20/28	USD	9,961	5.000	214	192
CDX-NA-HY-S41-V1	12/20/28	USD	10,964	5.000	127	12
					341	204
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At September 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $552,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,028	—	29,028
Corporate Bonds	—	602,344	—	602,344
Floating Rate Loan Interests	—	20,256	—	20,256
Temporary Cash Investments	3,538	23,816	—	27,354
Total	3,538	675,444	—	678,982
Derivative Financial Instruments
Assets
Futures Contracts[1]	186	—	—	186
Forward Currency Contracts	—	130	—	130
Swap Contracts	204[1]	—	—	204
Total	390	130	—	520
Liabilities
Futures Contracts[1]	122	—	—	122
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.